Rule 497 (e)

333-124048

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED NOVEMBER 15, 2013

TO PROSPECTUS DATED MAY 1, 2013

Appendix A has been replaced in its entirety with the attached.

The following investment options are not available to contracts that have purchased the optional Guaranteed Minimum Death Benefit, and have been added to the table on page 20:

American Funds Growth, American Funds Blue Chip Income and Growth, American Funds Growth-Income, American Funds Asset Allocation, American Funds International, American Funds Bond, American Funds Global Bond, American Funds High-Income Bond, American Funds Mortgage, American Funds Managed Risk Growth, American Funds Managed Risk International, American Funds Managed Risk Blue Chip Income and Growth, American Funds Managed Risk Growth-Income, American Funds Managed Risk Asset Allocation, Federated Managed Tail Risk II, Gold Bullion Strategy, Goldman Sachs VIT Global Markets Navigator, SEI VP Market Plus Strategy, SEI VP Conservative Strategy, SEI VP Balanced Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Moderate Strategy

The Investment Allocation of Record definition now reads as follows:

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account.  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

The first paragraph of the Allocation of Purchase Payments now reads as follows:

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect, including any allocation to an Asset Allocation Model, when We receive the Purchase Payment.  Please note: transfers and rebalances to current allocations will not automatically change your investment allocation of record. Please make sure these are kept current to ensure your purchase payments are applied correctly. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See “Expenses – Transaction Fee” for further details.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11.15.13

Appendix A

Appendix A: Investment Options
Fund Name	Objective	Early Cut Off *
Advisors Preferred Trust
Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Dynamic Asset Allocation (Class B)	Total return.
AllianceBernstein VPS Global Thematic Growth (Class B)	Long-term growth of capital.
AllianceBernstein VPS Growth and Income (Class A)	Long term growth of capital.
AllianceBernstein VPS International Growth (Class B)	Long-term growth of capital.
AllianceBernstein VPS International Value (Class B)	Long-term growth of capital.
AllianceBernstein VPS Small/Mid Cap Value (Class B)	Long term growth of capital.
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond generally with Alerian Energy Infrastructure Index.
Ibbotson Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.
Ibbotson Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.
Ibbotson Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.
Ibbotson Growth ETF Asset Allocation (Class II)	Capital appreciation.
Ibbotson Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
American Funds Insurance Series
American Funds Asset Allocation	High total return consistent with preservation of capital.
American Funds Blue Chip Income and Growth	Produce income exceeding the average yield on U.S. stocks and growth of capital.
American Funds Bond	High level of current income with preservation of capital.
American Funds Global Bond	High level of total return.
American Funds Growth	Growth of capital.
American Funds Growth-Income	Long-term growth of capital and income.
American Funds High-Income Bond	High level of current income. Capital appreciation is secondary.
American Funds International Fund	Long term capital appreciation.
American Funds Managed Risk Asset Allocation	High total return.
American Funds Managed Risk Blue Chip Income & Growth	Produce income exceeding the average yield on U.S. stocks and growth of capital.
American Funds Managed Risk Growth	Growth of capital.
American Funds Managed Risk Growth-Income	Long term growth of capital and income.
American Funds Managed Risk International	Long term growth of capital.
American Funds Mortgage	Current income and preservation of capital.
Blackrock Variable Series Funds, Inc.
BlackRock Capital Appreciation (Class III)	Long-term growth of capital.
BlackRock Equity Dividend (Class III)	Long-term total return and current income.
BlackRock Global Allocation (Class III)	High total investment return.
BlackRock High Yield (Class III)	High level of current income; capital appreciation is a secondary objective.
BlackRock Large Cap Core (Class III)	Long-term capital growth.
BlackRock Large Cap Growth (Class III)	Long-term capital growth.
BlackRock Large Cap Value (Class III)	Long-term capital growth.
BlackRock Total Return (Class III)	Total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.
BlackRock U.S. Government Bond (Class III)	Total return.
Columbia Management Investment Advisers, LLC
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Credit Suisse Funds
Credit Suisse Commodity Return Strategy	Total return.

DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA International Small	Long-term capital appreciation.
DFA VA International Value	Long-term capital appreciation.
DFA VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.
DFA VA US Large Value	Long-term capital appreciation.
DFA VA US Targeted Value	Long-term capital appreciation.
Direxion Insurance Trust
Direxion Dynamic VP HY Bond	Maximize total return (income plus capital appreciation).
Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Socially Responsible Growth	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	High level of current income.
Eaton Vance VT Large-Cap Value	Total return.
Federated Insurance Series
Federated High Income Bond II (Primary)	High current income.
Federated Kaufmann II (Service)	Capital appreciation.
Federated Managed Tail Risk II	Long Term Growth of Capital
Federated Managed Volatility II	High current income and moderate capital appreciation.
Fidelity® Variable Insurance Products
Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.
Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.
Fidelity VIP Dynamic Capital Appreciation (Service 2)	Capital appreciation.
Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor's 500 Index.
Fidelity VIP Growth (Service 2)	Capital appreciation.
Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.
Fidelity VIP Growth Opportunities (Service 2)	Capital growth.
Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.
Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.
Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.
Fidelity VIP Overseas (Service 2)	Long-term growth of capital.
Fidelity VIP Real Estate (Service 2)	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.
Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.
Fidelity VIP Target Volatility (Service 2)	Total return.
Fidelity VIP Value (Service 2)	Capital appreciation.
Fidelity VIP Value Leaders (Service 2)	Capital appreciation.
Fidelity VIP Value Strategies (Service 2)	Capital appreciation.
First Eagle Variable Funds
First Eagle Overseas Variable Fund	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate (Class 2)	High total return.
Franklin High Income (Class 2)	High level of current income with capital appreciation as a secondary goal.
Franklin Income (Class 2)	To maximize income while maintaining prospects for capital appreciation.
Franklin Mutual Shares (Class 2)	Capital appreciation with income as its secondary goal.
Franklin Strategic Income (Class 2)	To earn a high level of current income with capital appreciation over the long term as its secondary goal.
Franklin U.S. Government (Class 2)	Income.
Templeton Global Bond Securities (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Global Markets Navigator	Achieve investment results that approximate the performance of the GS Global Markets Navigator Index.

Guggenheim Variable Insurance Funds
Guggenheim VT CLS AdvisorOne Amerigo	Long-term growth of capital without regard to current income.
Guggenheim VT CLS AdvisorOne Clermont	Current income and growth of capital.
Guggenheim VT CLS AdvisorOne Select Allocation	Growth of capital and total return.
Guggenheim VT Floating Rate Strategies (Series F)	High level of current income while maximizing total return.
Guggenheim VT Global Managed Futures Strategy	To generate positive total returns over time.
Guggenheim VT High Yield (Series P)	High current income. Capital appreciation is a secondary objective.
Guggenheim VT Macro Opportunities (Series M)	Total return comprised of current income and capital appreciation.
Guggenheim VT Multi-Hedge Strategies	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim VT Small Cap Value (Series Q)	Long-term capital appreciation.
Guggenheim VT StylePlus Large Growth (Series Y)	Long-term growth of capital.
Guggenheim VT StylePlus Mid Growth (Series J)	Capital appreciation.
Guggenheim VT U.S. Long Short Momentum	Long term capital appreciation.
Guggenheim VT U.S. Total Return Bond (Series E)	Current income.
Guggenheim VT World Equity Income Fund (Series D)	Total return consisting of capital appreciation and income.
Rydex VT Banking	Capital appreciation.	3:35PM
Rydex VT Basic Materials	Capital appreciation.	3:35PM
Rydex VT Biotechnology	Capital appreciation.	3:35PM
Rydex VT Commodities Strategy	Long-term capital appreciation thru investments in commodity-linked instruments.	3:35PM
Rydex VT Consumer Products	Capital appreciation.	3:35PM
Rydex VT Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:45PM
Rydex VT Electronics	Capital appreciation.	3:35PM
Rydex VT Energy	Capital appreciation.	3:35PM
Rydex VT Energy Services	Capital appreciation.	3:35PM
Rydex VT Europe 1.25x Strategy	Investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index.	3:45PM
Rydex VT Financial Services	Capital appreciation.	3:35PM
Rydex VT Government Long Bond 1.2x Strategy	Investment results that correspond to a benchmark for U.S. gov't securities.	3:45PM
Rydex VT Health Care	Capital appreciation.	3:35PM
Rydex VT Internet	Capital appreciation.	3:35PM
Rydex VT Inverse Dow 2x Strategy	Investment returns that inversely correlate to the daily performance of the DJIA.	3:45PM
Rydex VT Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:45PM
Rydex VT Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:45PM
Rydex VT Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:45PM
Rydex VT Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:45PM
Rydex VT Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:45PM
Rydex VT Japan 2x Strategy	Investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").	3:45PM
Rydex VT Leisure	Capital appreciation.	3:35PM
Rydex VT Mid-Cap 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for mid-cap securities.	3:45PM
Rydex VT NASDAQ-100 2x Strategy	Investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:45PM
Rydex VT NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:45PM
Rydex VT Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:45PM
Rydex VT Precious Metals	Capital appreciation.	3:35PM
Rydex VT Real Estate	Capital appreciation.	3:35PM
Rydex VT Retailing	Capital appreciation.	3:35PM
Rydex VT Russell 2000 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for small-cap securities.	3:45PM
Rydex VT Russell 2000 2x Strategy	Investment results that match the performance of the Russell 2000 Index.	3:45PM
Rydex VT S&P 500 2x Strategy	Investment results that match 200% of the performance of the S&P 500 index on a daily basis.	3:45PM

Rydex VT S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:45PM
Rydex VT S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:45PM
Rydex VT S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:45PM
Rydex VT S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:45PM
Rydex VT S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:45PM
Rydex VT S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:45PM
Rydex VT Strengthening Dollar 2x Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index.	3:45PM
Rydex VT Technology	Capital appreciation.	3:35PM
Rydex VT Telecommunications	Capital appreciation.	3:35PM
Rydex VT Transportation	Capital appreciation.	3:35PM
Rydex VT Utilities	Capital appreciation.	3:35PM
Rydex VT Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:45PM
INVESCO Variable Insurance Funds
Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.
Invesco V.I. Comstock (Series I)	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income (Series I)	Capital appreciation and current income.
Invesco V.I. Global Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Growth and Income (Series I)	Long term growth of capital and income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth (Series I)	Long-term growth of capital.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Technology (Series I)	Capital growth and income.
Invesco V.I. Value Opportunities (Series II)	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy (Class A)	Total return.
Ivy Funds VIP Balanced (Class A)	Total return through a combination of capital appreciation and current income.
Ivy Funds VIP Bond (Class A)	Current income consistent with preservation of capital.
Ivy Funds VIP Energy (Class A)	Capital growth and appreciation.
Ivy Funds VIP Global Bond (Class A)	A high level of current income. Capital appreciation is a secondary objective.
Ivy Funds VIP Global Natural Resources (Class A)	Capital growth and appreciation.
Ivy Funds VIP High Income (Class A)	Total return through a combination of high current income and capital appreciation.
Ivy Funds VIP Limited Term Bond (Class A)	Current income consistent with preservation of capital.
Ivy Funds VIP Mid Cap Growth (Class A)	Growth of capital.
Ivy Funds VIP Science and Technology (Class A)	Growth of capital.
Ivy Funds VIP Value (Class A)	Capital appreciation.
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.
Janus Aspen Flexible Bond (Service)	Maximum total return, consistent with preservation of capital.
Janus Aspen Forty (Institutional)	Long-term growth of capital.
Janus Aspen Global Research (Institutional)	Long term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Global Technology (Service)	Long-term growth of capital.
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.
Janus Aspen Overseas (Institutional)	Long-term growth of capital.
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.

Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement Multi-Asset Targeted Volatility	Total return with volatility of approximately 10% over a full market cycle.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Lazard Retirement U.S. Strategic Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable All Cap Value (Class I)	Long-term capital growth with current income a secondary consideration.
ClearBridge Variable Equity Income (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.
Legg Mason Dynamic Multi-Strategy (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
Western Asset Variable Global High Yield Bond (Class I)	To maximize total return, consistent with the preservation of capital.
Western Asset Variable Strategic Bond (Class I)	To maximize total return, consistent with the preservation of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Classic Stock (Class VC)	Growth of capital and growth of income consistent with reasonable risk.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.
Merger Fund VL
The Merger Fund VL	Capital growth by engaging in merger arbitrage.
Nationwide Variable Insurance Trust
Nationwide VIT Bond Index (Class Y)	To match the performance of the Barclays U.S. Aggregate Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Small-Cap Growth (Class S)	Long-term capital appreciation.
Neuberger Berman AMT Socially Responsive (Class I)	Long-term growth of capital.
Northern Lights Variable Trust
7Twelve Balanced Portfolio	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
BCM Decathlon Aggressive (Class 2)	Income and capital appreciation.
BCM Decathlon Conservative (Class 2)	Income and capital appreciation.
BCM Decathlon Moderate (Class 2)	Income and capital appreciation.
Changing Parameters Portfolio	Total return.
Innealta Country Rotation (Class 2)	Capital appreciation and current income, consistent with the preservation of capital.
Innealta Sector Rotation (Class 2)	Capital appreciation and current income, consistent with the preservation of capital.
JNF Chicago Equity Partners Balanced	Total return.
JNF Chicago Equity Partners Equity	Total return.
Mariner Hyman Beck (Class 2)	Income and capital appreciation.
Power Income (Class 2)	Total return from income and capital appreciation with capital preservation as a secondary objective.
Probabilities Fund	Capital appreciation.
TOPS Aggressive Growth ETF (Class 1)	Capital appreciation.
TOPS Balanced ETF (Class 1)	Income and capital appreciation.
TOPS Capital Preservation ETF (Class 1)	Preserve capital and provide moderate income and moderate capital appreciation.

TOPS Capital Preservation ETF (Class 2)	To preserve capital and provide moderate income and moderate capital appreciation.
TOPS Growth ETF (Class 1)	Capital appreciation.
TOPS Managed Risk Balanced ETF (Class 1)	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Balanced ETF (Class 2)	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 1)	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 2)	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 1)	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 2)	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Moderate Growth ETF (Class 1)	Capital appreciation.
Vice Fund	Long-term growth of capital.
Oppenheimer Variable Account Funds
Oppenheimer Core Bond/VA (Service)	Total return.
Oppenheimer Global Fund/VA (Service)	Capital appreciation.
Oppenheimer Global Strategic Income/VA (Service)	Total return.
Oppenheimer International Growth/VA (Service)	Capital appreciation.
Oppenheimer Main Street /VA (Service)	Capital appreciation.
PIMCO Variable Insurance Trust
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Advantage Strategy Bond (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Diversified Allocation (Admin. Class)	To maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index.
PIMCO Global Multi-Asset (Admin. Class)	Maximum long-term absolute return, consistent with prudent management of portfolio volatility.
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Unconstrained Bond (Admin. Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust
Pioneer Bond VCT (Class II)	Current income.
Pioneer Disciplined Value VCT (Class II)	Long term capital growth.
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.

ProFunds
Access VP High Yield	Seeks to provide daily investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.	2:55PM
ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.	3:50PM
ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.	3:50PM
ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.	3:50PM
ProFunds VP Bear	Seeks investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500.	3:50PM
ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.	3:50PM
ProFunds VP Bull (Investor Class)	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P 500.	3:50PM
ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.	3:50PM
ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.	3:50PM
ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:50PM
ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.	3:50PM
ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.	3:50PM
ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.	3:50PM
ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.	3:50PM
ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:50PM
ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:50PM
ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.	3:50PM
ProFunds VP Japan	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.	3:50PM
ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.	3:50PM
ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.	3:50PM
ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 ®.	3:50PM
ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.	3:50PM
ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.	3:50PM
ProFunds VP Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:50PM
ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.	3:50PM
ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil and Gas Index.	3:50PM
ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.	3:50PM
ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.	3:50PM
ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.	3:50PM
ProFunds VP Rising Rates Opportunity	Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").	3:50PM
ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.	3:50PM
ProFunds VP Short Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.	3:50PM

ProFunds VP Short International	Seeks investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index.	3:50PM
ProFunds VP Short Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400	3:50PM
ProFunds VP Short NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.	3:50PM
ProFunds VP Short Small-Cap	Seeks investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.	3:50PM
ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.	3:50PM
ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.	3:50PM
ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.	3:50PM
ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.	3:50PM
ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications Index.	3:50PM
ProFunds VP U.S. Government Plus	Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").	3:50PM
ProFunds VP UltraBull	Seeks investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500.	3:50PM
ProFunds VP UltraMid-Cap	Seeks investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400.	3:50PM
ProFunds VP UltraNASDAQ-100	Seeks investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.	3:50PM
ProFunds VP UltraShort NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.	3:50PM
ProFunds VP UltraSmall-Cap	Seeks investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.	3:50PM
ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:50PM
Putnam Variable Trust
Putnam VT Absolute Return 500 Fund (Class IB)	To earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Putnam VT American Government Income (Class IB)	High current income with preservation of capital as its secondary objective.
Putnam VT Diversified Income (Class IB)	As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.
Putnam VT Equity Income (Class IB)	Capital growth and current income.
Putnam VT High Yield (Class IB)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income (Class IB)	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT Voyager (Class IB)	Capital appreciation.
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
SEI Insurance Products Trust
SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.
SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Market Plus Strategy	Long-term capital appreciation.
SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.

T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income	Substantial dividend income as well as long-term growth of capital.
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.
The Timothy Plan
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.
Van Eck VIP Trust
Van Eck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
Van Eck VIP Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.
Van Eck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
Van Eck VIP Multi-Manager Alternatives (Initial Class)	Consistent absolute (positive) returns in various market cycles.
Van Eck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Vanguard Variable Insurance Fund
Vanguard Balanced	Long-term capital appreciation and reasonable current income.	2:30PM
Vanguard Capital Growth	Long-term capital appreciation.	2:30PM
Vanguard Diversified Value	Long-term capital appreciation and income.	2:30PM
Vanguard Equity Income	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM
Vanguard Growth	Long-term capital appreciation.	2:30PM
Vanguard High Yield Bond	High level of current income.	2:30PM
Vanguard International	Long-term capital appreciation.	2:30PM
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM
Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM
Vanguard Small Company Growth	Long-term capital appreciation.	2:30PM
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM
Virtus Variable Insurance Trust
Virtus International	High total return consistent with reasonable risk.
Virtus Multi-Sector Fixed Income	Long-term total return.
Virtus Premium AlphaSector	Long-term capital appreciation.
Virtus Real Estate Securities	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.
Wells Fargo Advantage VT Small Cap Value (Class 2)	Long-term capital appreciation.